Loans to Customers at amortized cost (Tables)	12 Months Ended
Dec. 31, 2021
Loans to Customers at amortized cost (Tables) [Line Items]
Schedule of change in gross carrying amount and ECL allowances
	Changes as of December 31, 2020
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		POCI		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Commercial loans
Balance as of January 1, 2020	9,880,799	8,945	3,369,494	17,743	2,059,481	42,406	561,831	31,527	152,972	47,296	267,999	106,609	1,636	275	16,294,212	254,801
Net change on Balance *	786,574	26,720	551,556	26,706	17,987	110,560	114,618	12,959	(26,075)	7,313	13,863	41,847	2,527	1,328	1,461,050	227,433
Transfer to Stage 1	501,608	3,278	1,640,602	76,242	(501,608)	(3,278)	(1,636,469)	(75,140)	—	—	(4,133)	(1,102)	—	—	—	—
Transfer to Stage 2	(2,224,652)	(6,538)	(1,236,055)	(16,158)	2,232,210	7,431	1,308,926	32,656	(7,558)	(893)	(72,871)	(16,498)	—	—	—	—
Transfer to Stage 3	(5,865)	(17)	(32,996)	(1,000)	(84,410)	(15,037)	(146,784)	(14,807)	90,275	15,054	179,780	15,807	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(2,031)	—	(55,735)	—	35,905	—	31,119	—	12,246	—	21,137	—	—	—	42,641
Refinements to models used for calculation	—	15,097	—	36,476	—	(8,106)	—	(2,555)	—	11,812	—	(22,816)	—	(27)	—	29,881
Amounts written off	—	—	(77)	(77)	(1,561)	(1,561)	(3,710)	(3,710)	(1,446)	(1,446)	(62,107)	(62,107)	(292)	(292)	(69,193)	(69,193)
Foreign exchange adjustments	(20,130)	(82)	(1,326)	(42)	(60,288)	(2,131)	1,398	54	(3,719)	(1,671)	(407)	(301)	—	—	(84,472)	(4,173)
Subtotal Commercial loans	8,918,334	45,372	4,291,198	84,155	3,661,811	166,189	199,810	12,103	204,449	89,711	322,124	82,576	3,871	1,284	17,601,597	481,390

Mortgage loans
Balance as of January 1, 2020	—	—	8,209,100	1,411	—	—	822,524	29,363	—	—	175,103	12,934	—	—	9,206,727	43,708
Net change on Balance *	—	—	302,255	(317)	—	—	(81,433)	(7,192)	—	—	(26,928)	11,593	414	37	194,308	4,121
Transfer to Stage 1	—	—	1,456,154	29,878	—	—	(1,455,965)	(29,859)	—	—	(189)	(19)	—	—	—	—
Transfer to Stage 2	—	—	(1,231,376)	(1,244)	—	—	1,274,646	4,951	—	—	(43,270)	(3,707)	—	—	—	—
Transfer to Stage 3	—	—	(71,361)	(243)	—	—	(153,543)	(7,104)	—	—	224,904	7,347	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	(28,455)	—	—	—	20,805	—	—	—	9,804	—	—	—	2,154
Refinements to models used for calculation	—	—	—	6,638	—	—	—	(511)	—	—	—	(7,788)	—	(7)	—	(1,668)
Amounts written off	—	—	(11)	(11)	—	—	(4,232)	(4,232)	—	—	(9,420)	(9,420)	—	—	(13,663)	(13,663)
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal Mortgage loans	—	—	8,664,761	7,657	—	—	401,997	6,221	—	—	320,200	20,744	414	30	9,387,372	34,652

Consumer loans
Balance as of January 1, 2020	—	—	3,860,973	98,536	—	—	372,814	75,235	—	—	298,458	176,909	88	44	4,532,333	350,724
Net change on Balance *	—	—	(243,577)	(15,947)	—	—	(126,358)	(34,347)	—	—	34,201	113,480	1,614	650	(334,120)	63,836
Transfer to Stage 1	—	—	963,136	189,887	—	—	(957,243)	(187,255)	—	—	(5,893)	(2,632)	—	—	—	—
Transfer to Stage 2	—	—	(1,216,941)	(78,494)	—	—	1,302,454	117,252	—	—	(85,513)	(38,758)	—	—	—	—
Transfer to Stage 3	—	—	(68,493)	(6,780)	—	—	(264,083)	(68,958)	—	—	332,576	75,738	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	(134,853)	—	—	—	141,034	—	—	—	83,947	—	—	—	90,128
Refinements to models used for calculation	—	—	—	93,176	—	—	—	10,048	—	—	—	(37,619)	—	(149)	—	65,456
Amounts written off	—	—	(122)	(122)	—	—	(3,272)	(3,272)	—	—	(246,703)	(246,703)	(25)	(25)	(250,122)	(250,122)
Foreign exchange adjustments	—	—	526	(4)	—	—	128	52	—	—	(24)	(5)	—	—	630	43
Subtotal Consumer loans	—	—	3,295,502	145,399	—	—	324,440	49,789	—	—	327,102	124,357	1,677	520	3,948,721	320,065

Total	8,918,334	45,372	16,251,461	237,211	3,661,811	166,189	926,247	68,113	204,449	89,711	969,426	227,677	5,962	1,834	30,937,690	836,107

*	Net change between assets originated and assets repaid excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

	Changes as of December 31, 2021
	Stage 1				Stage 2				Stage 3
	Individual		Group		Individual		Group		Individual		Group		POCI		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
Commercial loans
Balance as of January 1, 2021	8,918,334	45,372	4,291,198	84,155	3,661,811	166,189	199,810	12,103	204,449	89,711	322,124	82,576	3,871	1,284	17,601,597	481,390
Net change on Balance *	1,750,645	(13,624)	390,327	9,809	(209,088)	(70,947)	(51,073)	(220)	(44,630)	(24,393)	(29,657)	40,040	(467)	458	1,806,057	(58,877)
Transfer to Stage 1	797,576	5,149	767,931	40,313	(797,576)	(5,149)	(767,917)	(40,307)	—	—	(14)	(6)	—	—	—	—
Transfer to Stage 2	(721,413)	(3,268)	(858,851)	(16,615)	732,462	4,870	921,908	26,896	(11,049)	(1,602)	(63,057)	(10,281)	—	—	—	—
Transfer to Stage 3	(2,720)	(12)	(19,103)	(892)	(32,441)	(5,785)	(88,525)	(12,720)	35,162	5,797	107,627	13,612	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	(2,627)	—	(28,741)	—	9,793	—	26,879	—	7,344	—	6,553	—	—	—	19,201
Refinements to models used for calculation	—	(995)	—	(30,368)	—	(7,357)	—	(4,188)	—	2,415	—	(4,912)	—	144	—	(45,261)
Amounts written off	—	—	(27)	(27)	—	—	(156)	(156)	(25,470)	(25,470)	(57,398)	(57,398)	(1,084)	(1,084)	(84,135)	(84,135)
Foreign exchange adjustments	226,459	686	7,719	331	104,547	2,725	229	19	9,171	2,352	688	410	—	—	348,813	6,523
Subtotal Commercial loans	10,968,881	30,681	4,579,194	57,965	3,459,715	94,339	214,276	8,306	167,633	56,154	280,313	70,594	2,320	802	19,672,332	318,841

Mortgage loans
Balance as of January 1, 2021	—	—	8,664,761	7,657	—	—	401,997	6,221	—	—	320,200	20,744	414	30	9,387,372	34,652
Net change on Balance *	—	—	1,011,262	(1,521)	—	—	(11,005)	1,118	—	—	(30,009)	6,758	(380)	(28)	969,868	6,327
Transfer to Stage 1	—	—	1,221,879	18,069	—	—	(1,221,879)	(18,069)	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	(1,281,402)	(2,077)	—	—	1,332,093	4,084	—	—	(50,691)	(2,007)	—	—	—	—
Transfer to Stage 3	—	—	(7,604)	(53)	—	—	(51,395)	(4,240)	—	—	58,999	4,293	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	(15,782)	—	—	—	19,309	—	—	—	(1,159)	—	—	—	2,368
Refinements to models used for calculation	—	—	—	1,997	—	—	—	3,699	—	—	—	653	—	2	—	6,351
Amounts written off	—	—	(24)	(24)	—	—	(7)	(7)	—	—	(10,681)	(10,681)	—	—	(10,712)	(10,712)
Foreign exchange adjustments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal Mortgage loans	—	—	9,608,872	8,266	—	—	449,804	12,115	—	—	287,818	18,601	34	4	10,346,528	38,986

Consumer loans
Balance as of January 1, 2021	—	—	3,295,502	145,399	—	—	324,440	49,789	—	—	327,102	124,357	1,677	520	3,948,721	320,065
Net change on Balance *	—	—	543,272	36,335	—	—	(67,751)	(6,166)	—	—	(36,418)	71,045	(381)	(83)	438,722	101,131
Transfer to Stage 1	—	—	787,325	117,574	—	—	(787,325)	(117,574)	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	(879,653)	(57,076)	—	—	943,398	79,524	—	—	(63,745)	(22,448)	—	—	—	—
Transfer to Stage 3	—	—	(12,205)	(1,485)	—	—	(124,873)	(46,739)	—	—	137,078	48,224	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year**	—	—	—	(76,550)	—	—	—	91,107	—	—	—	12,985	—	—	—	27,542
Refinements to models used for calculation	—	—	—	(10,338)	—	—	—	(561)	—	—	—	23,657	—	338	—	13,096
Amounts written off	—	—	(46)	(46)	—	—	(291)	(291)	—	—	(146,024)	(146,024)	(13)	(13)	(146,374)	(146,374)
Foreign exchange adjustments	—	—	5,692	181	—	—	216	20	—	—	36	8	—	—	5,944	209
Subtotal Consumer loans	—	—	3,739,887	153,994	—	—	287,814	49,109	—	—	218,029	111,804	1,283	762	4,247,013	315,669

Total	10,968,881	30,681	17,927,953	220,225	3,459,715	94,339	951,894	69,530	167,633	56,154	786,160	200,999	3,637	1,568	34,265,873	673,496

*	Net change between assets originated and assets repaid excluding write offs.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

Schedule of changes in allowances for loan losses
	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2020	254,801	43,708	350,724	649,233
Charge-offs	(69,193)	(13,663)	(250,122)	(332,978)
Sales or transfers of credits	(107)	—	—	(107)
Allowances (released) established, net (*)	295,889	4,607	219,463	519,959
Balance as of December 31, 2020	481,390	34,652	320,065	836,107
Charge-offs	(84,135)	(10,712)	(146,374)	(241,221)
Sales or transfers of credits	(15,477)	—	—	(15,477)
Allowances (released) established, net (*)	(62,937)	15,046	141,978	94,087
Balance as of December 31, 2021	318,841	38,986	315,669	673,496

(*)	The Bank’s Management has been frequently reviewing the estimates and assumptions related to the ECL models for the retail and wholesale portfolios, with the aim of keeping them accurate and ensuring that the models used continue to reflect the risks inherent across the businesses. The impact of refinements to ECL models and assumptions resulted in a decrease in allowances of Ch$25,814 million before taxes in 2021 (an increase of Ch$93,669 million before taxes in 2020).

Schedule of cash flows to be received from financial leasing contracts
	Total receivable		Unearned income		Net lease receivable (*)
	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Due within one year	521,445	525,720	(52,438)	(53,312)	469,007	472,408
Due after 1 year but within 2 years	373,304	385,118	(37,958)	(38,653)	335,346	346,465
Due after 2 years but within 3 years	245,667	260,002	(25,084)	(25,228)	220,583	234,774
Due after 3 years but within 4 years	161,492	166,416	(17,433)	(17,015)	144,059	149,401
Due after 4 years but within 5 years	110,743	116,650	(12,841)	(12,038)	97,902	104,612
Due after 5 years	350,679	327,071	(28,994)	(25,624)	321,685	301,447
Total	1,763,330	1,780,977	(174,748)	(171,870)	1,588,582	1,609,107

(*)	The net balance receivable does not include the total overdue portfolio totaling Ch$4,625 million and Ch$4,178 million as of December 31, 2020 and 2021, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.

Schedule of loans by industry sector
	Location
	Chile		Abroad		Total
	2020	2021	2020	2021	2020	% of Loan	2021	% of Loan
	MCh$	MCh$	MCh$	MCh$	MCh$	Portfolio	MCh$	Portfolio
Agriculture, Livestock, Forestry, Agribusiness, Fishing:
Agriculture and livestock	642,941	647,731	—	—	642,941	2.08	647,731	1.89
Fruit	849,625	979,632	—	—	849,625	2.75	979,632	2.86
Forestry and wood extraction	154,661	143,520	—	—	154,661	0.50	143,520	0.42
Fishing	135,487	144,809	—	—	135,487	0.44	144,809	0.42
Mining and Petroleum:
Mining and quarries	470,607	400,413	—	—	470,607	1.52	400,413	1.17
Natural gas and crude oil extraction	—	—	—	—	—	—	—	—
Manufacturing:
Tobacco, food and beverages	539,144	680,460	—	—	539,144	1.74	680,460	1.99
Textiles, clothing and leather goods	40,344	49,758	—	—	40,344	0.13	49,758	0.15
Wood and wood products	68,892	71,031	—	—	68,892	0.22	71,031	0.21
Paper, printing and publishing	42,988	51,588	—	—	42,988	0.14	51,588	0.15
Oil refining, carbon and rubber	86,358	84,848	—	—	86,358	0.28	84,848	0.25
Production of basic metal, non-mineral, machine and equipment	403,924	526,601	—	—	403,924	1.31	526,601	1.54
Other manufacturing industries	166,118	287,165	—	—	166,118	0.54	287,165	0.84
Electricity, Gas and Water:
Electricity, gas and water	395,598	340,618	—	—	395,598	1.28	340,618	0.99
Construction:
Residential buildings	2,328,498	2,367,450	—	—	2,328,498	7.53	2,367,450	6.91
Other constructions	125,081	126,252	—	—	125,081	0.40	126,252	0.37
Commerce:
Wholesale	1,137,766	1,290,157	—	—	1,137,766	3.68	1,290,157	3.77
Retail, restaurants and hotels	1,399,039	1,319,864	7,341	7,793	1,406,380	4.55	1,327,657	3.87
Transport, Storage and Communications:
Transport and storage	1,239,443	1,622,345	—	—	1,239,443	4.01	1,622,345	4.73
Communications	214,961	212,279	—	—	214,961	0.69	212,279	0.62
Financial Services:
Financial and insurance companies	2,019,017	2,656,312	—	—	2,019,017	6.53	2,656,312	7.75
Real estate and other financial services	330,868	396,680	1,448	1,723	332,316	1.07	398,403	1.16
Community, Social and Personal Services:
Community, social and personal services	3,052,513	3,179,900	1,681	4,202	3,054,194	9.87	3,184,102	9.29
Others	1,747,254	2,079,201	—	—	1,747,254	5.67	2,079,201	6.07
Consumer Loans	3,948,721	4,247,013	—	—	3,948,721	12.76	4,247,013	12.39
Residential Mortgage Loans	9,387,372	10,346,528	—	—	9,387,372	30.33	10,346,528	30.19
Total	30,927,220	34,252,155	10,470	13,718	30,937,690	100.00	34,265,873	100.00

Schedule of sale or transfer of loan portfolio
	As of December 31, 2019
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain (*)
	MCh$	MCh$	MCh$	MCh$

Sale of outstanding loans	12,420	—	12,420	—
Sale of write-off loans	—	—	—	—
Total	12,420	—	12,420	—

	As of December 31, 2020
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain (*)
	MCh$	MCh$	MCh$	MCh$

Sale of outstanding loans	43,957	(107)	43,889	39
Sale of write-off loans	—	—	—	—
Total	43,957	(107)	43,889	39

	As of December 31, 2021
	Carrying amount	Allowances released	Sale price	Effect on income (loss) gain (*)
	MCh$	MCh$	MCh$	MCh$

Sale of outstanding loans	24,023	(15,477)	13,992	5,446
Sale of write-off loans	—	—	12	12
Total	24,023	(15,477)	14,004	5,458

(*)	See Note No. 31

Loan To Customers [Member]
Loans to Customers at amortized cost (Tables) [Line Items]
Schedule of loans to customers, net
	As of December 31, 2020			As of December 31, 2021
	Assets before Allowances	Allowances established (3)	Net assets	Assets before Allowances	Allowances established (3)	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans (2)
Commercial loans	14,398,446	(381,243)	14,017,203	15,986,168	(256,653)	15,729,515
Foreign trade loans	967,646	(18,341)	949,305	1,271,705	(15,080)	1,256,625
Current account debtors	120,539	(6,293)	114,246	144,010	(2,522)	141,488
Factoring transactions	373,903	(5,673)	368,230	486,282	(2,658)	483,624
Student loans	57,552	(2,390)	55,162	58,018	(3,437)	54,581
Commercial lease transactions (1)	1,592,905	(51,175)	1,541,730	1,612,776	(24,802)	1,587,974
Other loans and accounts receivable	90,606	(16,275)	74,331	113,373	(13,689)	99,684
Subtotal	17,601,597	(481,390)	17,120,207	19,672,332	(318,841)	19,353,491
Mortgage loans
Mortgage bonds	9,363	(57)	9,306	6,084	(27)	6,057
Transferable mortgage loans	24,105	(76)	24,029	17,784	(66)	17,718
Other residential real estate mortgage loans	9,198,834	(33,501)	9,165,333	10,169,889	(37,085)	10,132,804
Credits from ANAP	2	—	2	—	—	—
Other loans and accounts receivable	155,068	(1,018)	154,050	152,771	(1,808)	150,963
Subtotal	9,387,372	(34,652)	9,352,720	10,346,528	(38,986)	10,307,542
Consumer loans
Consumer loans in installments	2,711,541	(257,574)	2,453,967	2,873,304	(267,826)	2,605,478
Current account debtors	158,756	(6,441)	152,315	172,623	(6,490)	166,133
Credit card debtors	1,077,445	(55,625)	1,021,820	1,199,407	(40,317)	1,159,090
Consumer lease transactions (1)	302	(2)	300	509	(33)	476
Other loans and accounts receivable	677	(423)	254	1,170	(1,003)	167
Subtotal	3,948,721	(320,065)	3,628,656	4,247,013	(315,669)	3,931,344
Total	30,937,690	(836,107)	30,101,583	34,265,873	(673,496)	33,592,377

Schedule of credit quality and the maximum exposure to credit risk
	2020
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Normal	8,918,334	4,291,198	3,467,569	199,810	964	613	42	16,878,530
Substandard	—	—	194,242	—	—	—	1,627	195,869
Non-complying	—	—	—	—	203,485	321,511	2,202	527,198
Subtotal	8,918,334	4,291,198	3,661,811	199,810	204,449	322,124	3,871	17,601,597

Mortgage loans
Normal	—	8,664,761	—	401,997	—	1,078	—	9,067,836
Non-complying	—	—	—	—	—	319,122	414	319,536
Subtotal	—	8,664,761	—	401,997	—	320,200	414	9,387,372

Consumer loans
Normal	—	3,295,502	—	324,440	—	2,419	28	3,622,389
Non-complying	—	—	—	—	—	324,683	1,649	326,332
Subtotal	—	3,295,502	—	324,440	—	327,102	1,677	3,948,721
Total	8,918,334	16,251,461	3,661,811	926,247	204,449	969,426	5,962	30,937,690

	2021
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Normal	10,968,881	4,579,194	3,262,135	214,276	834	893	199	19,026,412
Substandard	—	—	197,580	—	—	—	3	197,583
Non-complying	—	—	—	—	166,799	279,420	2,118	448,337
Subtotal	10,968,881	4,579,194	3,459,715	214,276	167,633	280,313	2,320	19,672,332

Mortgage loans
Normal	—	9,608,872	—	449,804	—	2,675	—	10,061,351
Non-complying	—	—	—	—	—	285,143	34	285,177
Subtotal	—	9,608,872	—	449,804	—	287,818	34	10,346,528

Consumer loans
Normal	—	3,739,887	—	287,814	—	4,367	64	4,032,132
Non-complying	—	—	—	—	—	213,662	1,219	214,881
Subtotal	—	3,739,887	—	287,814	—	218,029	1,283	4,247,013
Total	10,968,881	17,927,953	3,459,715	951,894	167,633	786,160	3,637	34,265,873